Average Annual Total Returns			12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
		Jun. 18, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			(1.84%)	7.30%		12.24%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.70%)	4.72%		9.54%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.22%	5.51%		9.60%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			(1.60%)	7.57%	11.96%
Performance Inception Date		May 01, 2020
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	17.83%	14.82%

[1]	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.
[2]	Institutional Class inception date.